January 31, 2011

Summary Prospectus

Legg Mason

ClearBridge

Fundamental

All Cap

Value

Fund

Class : Ticker Symbol

A	: SHFVX
B	: SFVBX
C	: SFVCX
FI
R
R1
I: SFVYX
IS	: LSISX

Before you invest, you may want to review the fund’s Prospectus, which contains more information about the fund and its risks. You can find the fund’s Prospectus and other information about the fund, including the fund’s statement of additional information and shareholder reports, online at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund). You can also get this information at no cost by calling the fund at 1-877-721-1926 or by sending an e-mail request to prospectus@leggmason.com, or from your financial intermediary. The fund’s Prospectus, dated January 31, 2011 and as may be amended or further supplemented, the fund’s statement of additional information, dated January 31, 2011 and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated September 30, 2010, are incorporated by reference into this Summary Prospectus.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Investment objective

The fund seeks long-term capital growth. Current income is a secondary consideration.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in the fund’s Prospectus on page 19 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 44 under the heading “Sales Charge Waivers and Reductions.”

Shareholder fees (paid directly from your investment) (%)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	5.00	1.00	None	None	None	None	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.73	0.73	0.73	0.73	0.73	0.73	0.73	0.73
Distribution and service (12b-1) fees	0.25	1.00	1.00	0.25	0.50	1.00	None	None
Other expenses	0.34[1]	0.57	0.27[1]	0.29[2]	0.29[2]	0.29[2]	0.24	0.04
Total annual fund operating expenses	1.32	2.30	2.00	1.27	1.52	2.02	0.97	0.77

[1]	“Other expenses” have been restated to reflect current fees.
[2]

“Other expenses” for Class FI, Class R and Class R1 shares have been estimated for the current fiscal year because no Class FI, Class R and Class R1 shares were outstanding during the fund’s last fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	702	969	1,256	2,072
Class B (with redemption at end of period)	733	1,018	1,330	2,389
Class B (without redemption at end of period)	233	718	1,230	2,389
Class C (with redemption at end of period)	303	629	1,082	2,336
Class C (without redemption at end of period)	203	629	1,082	2,336
Class FI (with or without redemption at end of period)	129	402	696	1,532
Class R (with or without redemption at end of period)	155	481	829	1,811
Class R1 (with or without redemption at end of period)	205	633	1,088	2,348
Class I (with or without redemption at end of period)	99	309	536	1,189
Class IS (with or without redemption at end of period)	79	246	428	955

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks and common stock equivalents of companies the portfolio managers believe are undervalued in the marketplace. While the portfolio managers select investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The fund invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium capitalization companies when the portfolio managers believe smaller capitalization companies offer more attractive value opportunities.

The fund may invest up to 25% of its assets in securities of foreign issuers.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual stock. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Dividend-paying stock risk. The fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail in the fund’s Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark and an average. The table compares the fund’s performance with the average annual total returns of the Russell 3000 Index, the Russell 3000 Value Index and the Lipper Large-Cap Core Fund Average, a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE (U.S. Diversified Equity) large-cap floor, which provides fund shareholders with a more meaningful comparison. Effective November 5, 2010, the fund changed its performance benchmark from the Russell 3000 Index to the Russell 3000 Value Index. The Russell 3000 Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Best quarter (6/30/2003): 21.97 Worst quarter (12/31/2008): (23.62)

Average annual total returns (for periods ended December 31, 2010) (%)
	1 year	5 years	10 years	Since inception	Inception date
Class A
Return before taxes	9.14	0.75	1.05
Return after taxes on distributions	8.70	0.03	0.56
Return after taxes on distributions and sale of fund shares	5.94	0.40	0.76
Other Classes (Return before taxes only)
Class B	10.35	0.96	0.97
Class C	14.38	1.39	0.97
Class I	16.05	2.43	2.08
Class IS	16.25	N/A	N/A	3.66	8/4/2008
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)[1]	16.23	1.45	3.63
Lipper Large-Cap Core Fund Avg (reflects no deduction for taxes)[2]	12.94	1.93	1.34
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)[3]	16.93	2.74	2.16

[1]	For Class IS shares, for the period from August 4, 2008 through December 31, 2010, the average annual total return of the Russell 3000 Value Index was 1.44%.
[2]	For Class IS shares, for the period from August 31, 2008 through December 31, 2010, the average total return of the Lipper Large Cap Core Fund Average was 0.92%.
[3]	For Class IS shares, for the period from August 4, 2008 through December 31, 2010, the average total return of the Russell 3000 Index was 3.40%.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: ClearBridge Advisors, LLC (“ClearBridge”)

Portfolio managers: John G. Goode and Peter J. Hable. Mr. Goode (Managing Director and a Senior Portfolio Manager of ClearBridge) and Mr. Hable (Managing Director and a Senior Portfolio Manager of ClearBridge) have been portfolio managers for the fund since November 1990.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investment ($)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS
General	1,000/50	1,000/50	1,000/50	N/A	N/A	N/A	N/A	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	1,000/50	N/A	N/A	N/A	N/A	N/A
IRAs	250/50	250/50	250/50	N/A	N/A	N/A	N/A	N/A
SIMPLE IRAs	None/None	None/None	None/None	N/A	N/A	N/A	N/A	N/A
Systematic Investment Plans	50/50	50/50	50/50	N/A	N/A	N/A	N/A	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	N/A	None/None	N/A	N/A	None/None	N/A
Retirement Plans with omnibus accounts held on the books of the fund	None/None	N/A	None/None	None/None	None/None	None/None	None/None	None/None
Other Retirement Plans	None/None	None/None	None/None	N/A	N/A	N/A	N/A	N/A
Institutional Investors	1,000/50	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None	1 million/None

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926 or by mail at Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

FD0206SP 01/11